Fair Value Measurements - Schedule of Convertible Promissory Note (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Promissory Note [Abstract]
Fair value beginning balance
Principal borrowing	1,121,815
Change in fair value of convertible promissory note	(177,697)
Fair value Ending balance	$ 944,118